UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund:   FDP Series, Inc.

FDP BlackRock Capital Appreciation Fund

FDP BlackRock CoreAlpha Bond Fund

FDP BlackRock Equity Dividend Fund

FDP BlackRock International Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55

            East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 02/28/2018

Item 1 –	Schedule of Investments

Schedule of Investments (unaudited) February 28, 2018	FDP BlackRock Capital Appreciation Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 0.9%
TransDigm Group, Inc.	2,700	$778,437

Automobiles — 0.5%
Tesla, Inc.(a)	1,312	450,095

Banks — 3.6%
Bank of America Corp.	69,777	2,239,842
First Republic Bank	8,607	798,729

		3,038,571
Beverages — 3.1%
Constellation Brands, Inc., Class A	8,954	1,929,408
Dr. Pepper Snapple Group, Inc.	6,433	747,836

		2,677,244
Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.(a)	13,497	1,585,223
Biogen, Inc.(a)	1,282	370,485
Vertex Pharmaceuticals, Inc.(a)	4,830	801,925

		2,757,633
Capital Markets — 1.5%
S&P Global, Inc.	6,390	1,225,602

Chemicals — 2.7%
DowDuPont, Inc.	17,281	1,214,854
Sherwin-Williams Co.	2,668	1,071,416

		2,286,270
Construction Materials — 1.5%
Vulcan Materials Co.	10,582	1,245,819

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(a)	7,064	1,463,661

Diversified Telecommunication Services — 0.4%
Zayo Group Holdings, Inc.(a)	9,840	352,764

Electronic Equipment, Instruments & Components — 0.6%
Flex Ltd.(a)	29,111	526,909

Energy Equipment & Services — 0.4%
Halliburton Co.	6,807	315,981

Health Care Equipment & Supplies — 2.9%
Becton Dickinson & Co.	5,598	1,242,868

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.(a)	44,218	$1,205,383

		2,448,251
Health Care Providers & Services — 4.4%
UnitedHealth Group, Inc.	16,641	3,763,529

Hotels, Restaurants & Leisure — 1.1%
Domino’s Pizza, Inc.	4,368	971,487

Household Durables — 0.6%
Mohawk Industries, Inc.(a)	2,071	496,791

Industrial Conglomerates — 1.9%
Honeywell International, Inc.	5,414	818,110
Roper Technologies, Inc.	3,039	835,998

		1,654,108
Internet & Direct Marketing Retail — 14.9%
Amazon.com, Inc.(a)	4,757	7,194,725
Booking Holdings, Inc.(a)	1,429	2,906,643
Netflix, Inc.(a)	8,992	2,620,089

		12,721,457
Internet Software & Services — 14.1%
Alibaba Group Holding Ltd. — ADR(a)	3,384	629,898
Alphabet, Inc., Class A(a)	3,995	4,410,160
Facebook, Inc., Class A(a)	14,740	2,628,437
MercadoLibre, Inc.	3,345	1,297,760
Tencent Holdings Ltd.	55,000	3,008,968

		11,975,223
IT Services — 7.8%
Mastercard, Inc., Class A	7,385	1,297,988
PayPal Holdings, Inc.(a)	17,514	1,390,787
Visa, Inc., Class A	32,143	3,951,660

		6,640,435
Life Sciences Tools & Services — 1.4%
Illumina, Inc.(a)	5,153	1,174,987

Machinery — 1.1%
Caterpillar, Inc.	5,896	911,698

Pharmaceuticals — 0.9%
Zoetis, Inc.	9,979	806,902

Professional Services — 2.4%
CoStar Group, Inc.(a)	2,749	940,515
Equifax, Inc.	9,476	1,070,788

		2,011,303
Road & Rail — 2.0%
Union Pacific Corp.	12,854	1,674,233

Semiconductors & Semiconductor Equipment — 5.6%
Applied Materials, Inc.	16,421	945,685
ASML Holding NV — NY Shares	6,665	1,302,274
Broadcom Ltd.	4,171	1,027,985

1

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock Capital Appreciation Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	5,990	$1,449,580

		4,725,524
Software — 13.1%
Activision Blizzard, Inc.	10,063	735,907
Adobe Systems, Inc.(a)	8,473	1,771,959
Autodesk, Inc.(a)	12,030	1,413,164
Electronic Arts, Inc.(a)	12,110	1,498,007
Microsoft Corp.	55,803	5,232,647
Workday, Inc., Class A(a)	3,785	479,446

		11,131,130
Specialty Retail — 3.4%
Home Depot, Inc.	7,178	1,308,334

Security	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.(a)	7,669	$1,559,491

		2,867,825
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	18,036	1,208,953

Total Long-Term Investments — 99.1% (Cost — $67,040,160)		84,302,822

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.29%(b)(c)	114,939	114,939

Total Short-Term Securities — 0.1% (Cost — $114,939)		114,939

Total Investments — 99.2% (Cost — $67,155,099)		84,417,761
Other Assets Less Liabilities — 0.8%		647,951

Net Assets — 100.0%		$85,065,712

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	During the period ended February 28, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	114,939	$114,939	$1,636	$4	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
S&P	S&P Global Ratings

2

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock Capital Appreciation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$778,437	$—	$—	$778,437
Automobiles	450,095	—	—	450,095
Banks	3,038,571	—	—	3,038,571
Beverages	2,677,244	—	—	2,677,244
Biotechnology	2,757,633	—	—	2,757,633
Capital Markets	1,225,602	—	—	1,225,602
Chemicals	2,286,270	—	—	2,286,270
Construction Materials	1,245,819	—	—	1,245,819
Diversified Financial Services	1,463,661	—	—	1,463,661
Diversified Telecommunication Services	352,764	—	—	352,764
Electronic Equipment, Instruments & Components	526,909	—	—	526,909
Energy Equipment & Services	315,981	—	—	315,981
Health Care Equipment & Supplies	2,448,251	—	—	2,448,251
Health Care Providers & Services	3,763,529	—	—	3,763,529
Hotels, Restaurants & Leisure	971,487	—	—	971,487
Household Durables	496,791	—	—	496,791
Industrial Conglomerates	1,654,108	—	—	1,654,108
Internet & Direct Marketing Retail	12,721,457	—	—	12,721,457
Internet Software & Services	8,966,255	3,008,968	—	11,975,223
IT Services	6,640,435	—	—	6,640,435

3

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock Capital Appreciation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks (continued)
Life Sciences Tools & Services	$1,174,987	$—	$—	$1,174,987
Machinery	911,698	—	—	911,698
Pharmaceuticals	806,902	—	—	806,902
Professional Services	2,011,303	—	—	2,011,303
Road & Rail	1,674,233	—	—	1,674,233
Semiconductors & Semiconductor Equipment	4,725,524	—	—	4,725,524
Software	11,131,130	—	—	11,131,130
Specialty Retail	2,867,825	—	—	2,867,825
Textiles, Apparel & Luxury Goods	1,208,953	—	—	1,208,953
Short-Term Securities:
Money Market Funds	114,939	—	—	114,939

	$81,408,793	$3,008,968	$—	$84,417,761

During the period ended February 28, 2018, there were no transfers between levels.

4

Schedule of Investments (unaudited) February 28, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Shares		Value
Common Stocks — 0.0%

Diversified Financial Services — 0.0%
HoldCo 2 NPV, Class A(a)(b)		1,643,580	$1
HoldCo 2 NPV, Class B(a)(b)		163,551	—

Total Common Stocks — 0.0% (Cost — $—)			1

	Par (000)
Asset-Backed Securities — 14.4%
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C, 2.69%, 06/19/23	USD	450	445,939
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, (1 mo. LIBOR US + 0.83%), 2.45%, 06/25/34(c)		130	130,855
Argent Securities, Inc., Series 2005-W2, Class A2C, (1 mo. LIBOR US + 0.36%), 1.98%, 10/25/35(c)		100	100,160
AVANT Loans Funding Trust, Series 2016-B, Class B, 7.80%, 09/15/20(d)		245	247,280
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.50%), 2.12%, 02/26/35(c)		120	115,895
Chase Issuance Trust, Series 2013-A6, Class A6, (1 mo. LIBOR + 0.42%), 2.01%, 07/15/20(c)		880	881,172
Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, (1 mo. LIBOR + 0.43%), 2.01%, 09/10/20(c)		560	561,083
Colony American Homes, Series 2014-1A, Class A, (1 mo. LIBOR + 1.15%), 2.74%, 05/17/31(c)(d)		526	527,106
Conseco Financial Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(e)		73	78,565
Countrywide Asset-Backed Certificates:
Series 2004-1, Class M1, (1 mo. LIBOR US + 0.75%), 2.37%, 03/25/34(c)		46	46,111
Series 2005-11, Class AF4, 4.54%, 03/25/34(e)		700	708,574
Drive Auto Receivables Trust:
Series 2016-CA, Class C, 3.02%, 11/15/21(d)		800	804,370
Series 2017-1, Class C, 2.84%, 04/15/22		800	800,017
Series 2017-2, Class C, 2.75%, 09/15/23		590	586,866
Series 2017-3, Class C, 2.80%, 07/15/22		400	398,946

Security	Par (000)		Value
Drive Auto Receivables Trust (continued):
Series 2017-3, Class D, 3.53%, 12/15/23(d)	USD	500	$496,213
Exeter Automobile Receivables Trust(d):
Series 2015-1A, Class C, 4.10%, 12/15/20		300	302,995
Series 2017-2A, Class A, 2.11%, 06/15/21		341	340,566
GSAA Home Equity Trust, Series 2005-5, Class M3, (1 mo. LIBOR US + 0.95%), 2.57%, 02/25/35(c)		143	142,203
Home Equity Mortgage Trust, Series 2004-4, Class M3, (1 mo. LIBOR US + 0.98%), 2.60%, 12/25/34(c)		88	88,093
Invitation Homes Trust(c)(d):
Series 2015-SFR1, Class B, (1 mo. LIBOR + 1.85%), 3.43%, 03/17/32		350	350,506
Series 2015-SFR2, Class C, (1 mo. LIBOR + 2.00%), 3.59%, 06/17/32		110	110,342
Series 2015-SFR3, Class C, (1 mo. LIBOR + 2.00%), 3.58%, 08/17/32		500	501,626
Marlette Funding Trust, Class A(d):
Series 2017-1A, 2.83%, 03/15/24		315	315,158
Series 2017-2A, 2.39%, 07/15/24		466	465,567
Morgan Stanley ABS Capital I Trust, Inc., Series 2005-WMC1, Class M2, (1 mo. LIBOR US + 0.74%), 2.36%, 01/25/35(c)		25	25,368
National Collegiate Student Loan Trust(c):
Series 2006-2, Class A3, (1 mo. LIBOR US + 0.21%), 1.83%, 11/25/27		454	450,879
Series 2006-3, Class A4, (1 mo. LIBOR US + 0.27%), 1.89%, 03/26/29		632	621,464
Series 2007-1, Class A3, (1 mo. LIBOR US + 0.24%), 1.86%, 07/25/30		658	641,662
Series 2007-2, Class A2, (1 mo. LIBOR US + 0.13%), 1.75%, 06/26/28		38	37,444
Santander Drive Auto Receivables Trust:
Series 2016-1, Class C, 3.09%, 04/15/22		750	752,926
Series 2017-2, Class B, 2.21%, 10/15/21		1,300	1,292,405

1

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Santander Drive Auto Receivables Trust (continued):
Series 2017-2, Class C, 2.79%, 08/15/22	USD	730	$727,172
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 02/15/29(d)		237	239,065
SoFi Consumer Loan Program LLC, Class A(d):
Series 2017-3, 2.77%, 05/25/26		414	411,582
Series 2017-4, 2.50%, 05/26/26		559	553,753
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, (1 mo. LIBOR US + 0.85%), 2.44%, 12/15/20(c)(d)		750	754,237

Total Asset-Backed Securities — 14.4% (Cost — $16,044,435)			16,054,165

Corporate Bonds — 56.4%

Aerospace & Defense — 1.2%
General Dynamics Corp., 2.63%, 11/15/27		200	186,036
L-3 Communications Corp., 4.75%, 07/15/20		500	517,889
Northrop Grumman Corp.:
2.93%, 01/15/25		205	196,762
3.25%, 01/15/28		185	177,147
Rockwell Collins, Inc., 2.80%, 03/15/22		290	283,303

			1,361,137

Auto Components — 0.4%
Fiat Chrysler Automobiles NV, 4.50%, 04/15/20		200	202,750
Lear Corp., 3.80%, 09/15/27		300	290,127

			492,877

Banks — 4.8%
Banco Santander SA, 3.50%, 04/11/22		400	399,064
Barclays Bank PLC, 2.65%, 01/11/21		200	197,382
Capital One Financial Corp.:
2.50%, 05/12/20		125	123,512
2.40%, 10/30/20		175	171,899
Capital One NA/Mclean VA, 2.65%, 08/08/22		300	289,595
Discover Bank, 3.10%, 06/04/20		1,000	998,573
HSBC Bank USA NA, 4.88%, 08/24/20		400	416,339
HSBC Holdings PLC:
3.60%, 05/25/23		800	804,198
4.30%, 03/08/26		400	412,080
National Bank of Canada, 2.15%, 06/12/20		300	295,493

Security	Par (000)		Value
Banks (continued)
Santander Holdings USA, Inc.(d):
3.40%, 01/18/23	USD	75	$73,336
4.40%, 07/13/27		43	42,964
Wells Fargo & Co., 2.50%, 03/04/21		500	491,222
Westpac Banking Corp., 2.25%, 11/09/20(d)		600	591,676

			5,307,333

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 01/15/20		400	418,453
Constellation Brands, Inc., 3.70%, 12/06/26		300	297,278

			715,731

Biotechnology — 1.1%
Baxalta, Inc., 3.60%, 06/23/22		400	401,077
Celgene Corp., 2.25%, 08/15/21		400	388,240
Gilead Sciences, Inc., 2.55%, 09/01/20		400	397,298

			1,186,615

Capital Markets — 5.4%
Brookfield Finance, Inc., 3.90%, 01/25/28		200	194,643
Goldman Sachs Group, Inc.:
2.75%, 09/15/20		1,650	1,638,917
3.75%, 05/22/25		300	298,829
3.27%, 09/29/25(e)		200	192,961
3.75%, 02/25/26		1,100	1,083,676
Jefferies Group LLC:
4.85%, 01/15/27		400	412,570
4.15%, 01/23/30		200	189,822
Morgan Stanley:
2.65%, 01/27/20		500	498,363
5.50%, 07/24/20		400	423,233
2.75%, 05/19/22		200	195,619
3.88%, 01/27/26		600	601,427
4.30%, 01/27/45		200	199,957
TD Ameritrade Holding Corp., 3.30%, 04/01/27		125	121,941

			6,051,958

Chemicals — 1.0%
E.I. du Pont de Nemours & Co., 2.20%, 05/01/20		75	74,131
LYB International Finance BV, 4.00%, 07/15/23		700	715,266

2

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
Westlake Chemical Corp., 3.60%, 08/15/26	USD	300	$292,086

			1,081,483

Commercial Services & Supplies — 0.5%
Aviation Capital Group Corp., 6.75%, 04/06/21(d)		300	329,699
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(d)		200	201,000

			530,699

Communications Equipment — 0.4%
CommScope Technologies LLC, 5.00%, 03/15/27(d)		400	390,250

Construction Materials — 0.2%
Allegion US Holding Co., Inc., 3.55%, 10/01/27		225	215,883

Consumer Discretionary — 0.1%
Royal Caribbean Cruises Ltd.:
2.65%, 11/28/20		65	64,115
3.70%, 03/15/28		100	95,555

			159,670

Consumer Finance — 3.1%
American Express Co., 2.50%, 08/01/22		250	241,763
American Express Credit Corp., 1.88%, 05/03/19		125	123,920
Autodesk, Inc., 3.50%, 06/15/27		230	218,651
CDK Global, Inc., 4.88%, 06/01/27(d)		60	59,532
Ford Motor Credit Co. LLC:
2.43%, 06/12/20		245	240,905
3.16%, 08/04/20		1,000	997,093
Synchrony Financial, 2.70%, 02/03/20		900	893,759
Visa, Inc.:
2.75%, 09/15/27		300	282,383
4.15%, 12/14/35		400	421,608

			3,479,614

Containers & Packaging — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d):
5.13%, 07/15/23		100	101,875
7.00%, 07/15/24		100	105,313

			207,188

Diversified Financial Services — 7.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/23/23		200	196,149
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 07/01/20		250	255,252

Security	Par (000)		Value

Diversified Financial Services (continued)
Bank of America Corp.(d)(e):
3.00%, 12/20/23	USD	542	$530,559
3.42%, 12/20/28		315	301,732
Capital One Bank USA NA, 3.38%, 02/15/23		500	493,105
Citigroup, Inc.:
2.45%, 01/10/20		500	495,865
2.65%, 10/26/20		400	395,804
Deutsche Bank AG:
3.15%, 01/22/21		200	198,140
3.30%, 11/16/22		300	292,491
3.95%, 02/27/23		200	199,794
General Motors Financial Co., Inc.:
2.65%, 04/13/20		400	396,295
3.20%, 07/13/20		400	400,320
5.25%, 03/01/26		1,000	1,058,907
HSBC Holdings PLC, 3.03%, 11/22/23(e)		200	196,039
JPMorgan Chase & Co.:
2.40%, 06/07/21		500	490,244
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(f)		300	294,254
3.30%, 04/01/26		1,600	1,551,663
Mitsubishi UFJ Financial Group, Inc., 3.46%, 03/02/23		200	199,690
ORIX Corp., 2.90%, 07/18/22		80	78,215
Sumitomo Mitsui Financial Group, Inc., 3.54%, 01/17/28		100	97,600

			8,122,118

Diversified Telecommunication Services — 1.6%
AT&T, Inc.:
2.85%, 02/14/23		135	134,335
3.40%, 08/14/24		200	198,612
3.95%, 01/15/25		400	399,818
4.50%, 05/15/35		200	193,311
Verizon Communications, Inc.:
3.38%, 02/15/25		419	409,438
4.50%, 08/10/33		400	401,621

			1,737,135

Electric Utilities — 1.9%
Dominion Resources, Inc., 3.90%, 10/01/25		600	606,868
Eversource Energy, Series L, 2.90%, 10/01/24		170	163,279
Public Service Electric & Gas Co., 3.00%, 05/15/27		500	481,166
Southern Co., 3.25%, 07/01/26		800	761,604

3

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23	USD	60	$58,670

			2,071,587

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 3.25%, 09/08/24		85	81,467
Tyco Electronics Group SA, 3.13%, 08/15/27		40	38,697

			120,164

Energy Equipment & Services — 0.4%
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23		500	483,123

Food & Staples Retailing — 0.3%
Lamb Weston Holdings, Inc.(d):
4.63%, 11/01/24		100	100,500
4.88%, 11/01/26		100	100,000
McCormick & Co., Inc., 2.70%, 08/15/22		180	176,244

			376,744

Food Products — 0.4%
Kraft Heinz Foods Co., 3.50%, 07/15/22		500	500,913

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories:
2.35%, 11/22/19		500	497,353
3.75%, 11/30/26		550	544,581
Baxter International, Inc., 2.60%, 08/15/26		250	228,714
Becton Dickinson & Co.:
2.40%, 06/05/20		110	108,201
2.89%, 06/06/22		105	102,290
3.36%, 06/06/24		667	642,790
Boston Scientific Corp., 6.00%, 01/15/20		500	527,603
Stryker Corp., 3.50%, 03/15/26		100	99,813
Zimmer Holdings, Inc., 2.70%, 04/01/20		500	496,015

			3,247,360

Health Care Providers & Services — 1.3%
Anthem, Inc.:
3.35%, 12/01/24		285	278,211
4.10%, 03/01/28		75	75,156
HCA, Inc., 5.88%, 05/01/23		200	210,300
Humana, Inc., 2.90%, 12/15/22		155	151,587
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(d)		100	105,250

Security	Par (000)		Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc., 3.10%, 03/15/26	USD	600	$580,123

			1,400,627

Hotels, Restaurants & Leisure — 1.9%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(d)		200	202,000
McDonald’s Corp., 2.63%, 01/15/22		2,000	1,967,291

			2,169,291

Household Durables — 0.3%
PulteGroup, Inc., 5.00%, 01/15/27		300	298,125

Household Products — 0.4%
Procter & Gamble Co., 2.45%, 11/03/26		500	464,264

Industrial Conglomerates — 0.2%
Vertiv Group Corp., 9.25%, 10/15/24(d)		200	211,000

Insurance — 0.6%
Aflac, Inc., 3.63%, 06/15/23		500	508,588
Willis North America, Inc., 3.60%, 05/15/24		200	198,607

			707,195

Internet Software & Services — 0.3%
eBay, Inc., 2.75%, 01/30/23		300	290,281

IT Services — 1.2%
Alibaba Group Holding Ltd., 4.50%, 11/28/34		300	312,931
Dell International LLC/EMC Corp., 3.48%, 06/01/19(d)		500	503,171
DXC Technology Co., 4.25%, 04/15/24		300	306,608
First Data Corp., 5.00%, 01/15/24(d)		200	201,250

			1,323,960

Machinery — 0.2%
CNH Industrial Capital LLC, 3.88%, 10/15/21		100	100,375
Terex Corp., 5.63%, 02/01/25(d)		100	101,000

			201,375

Media — 2.3%
21st Century Fox America, Inc., 6.15%, 02/15/41		50	63,039
Altice US Finance I Corp., 5.50%, 05/15/26(d)		300	297,000
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20		1,000	1,007,079
6.48%, 10/23/45		200	225,302

4

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Hughes Satellite Systems Corp., 6.63%, 08/01/26	USD	200	$204,560
Nexstar Broadcasting, Inc., 5.63%, 08/01/24(d)		100	100,687
Time Warner, Inc., 4.05%, 12/15/23		600	614,647

			2,512,314

Metals & Mining — 0.7%
ArcelorMittal, 5.75%, 03/01/21		200	211,000
Southern Copper Corp., 5.88%, 04/23/45		100	115,047
Vale Overseas Ltd., 6.25%, 08/10/26		400	451,080

			777,127

Multi-Utilities — 0.4%
Dominion Energy, Inc., 2.58%, 07/01/20		40	39,518
Sempra Energy:
2.90%, 02/01/23		30	29,462
3.75%, 11/15/25		400	400,651

			469,631

Office Supplies & Equipment — 0.5%
VMware, Inc.:
2.30%, 08/21/20		80	78,001
2.95%, 08/21/22		250	241,058
3.90%, 08/21/27		300	285,767

			604,826

Oil, Gas & Consumable Fuels — 2.4%
Andeavor, 3.80%, 04/01/28		145	137,770
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.50%, 01/15/21(d)		100	112,250
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		100	111,900
5.88%, 03/31/25		100	105,750
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 03/15/20(d)		400	420,584
Energy Transfer Equity LP, 7.50%, 10/15/20		200	217,000
MPLX LP, 4.88%, 06/01/25		200	209,488
ONEOK, Inc., 4.00%, 07/13/27		225	221,665
Petroleos Mexicanos, 6.75%, 09/21/47		150	152,530
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24		200	215,978
5.88%, 06/30/26		50	54,595
Valero Energy Corp., 3.40%, 09/15/26		250	238,780

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Williams Partners LP, 4.30%, 03/04/24	USD	500	$512,503

			2,710,793

Paper & Forest Products — 0.2%
Masco Corp., 3.50%, 11/15/27		175	167,471

Pharmaceuticals — 2.2%
Actavis Funding SCS, 3.00%, 03/12/20		400	399,723
Johnson & Johnson, 2.95%, 03/03/27		752	730,172
Novartis Capital Corp., 3.40%, 05/06/24		1,000	1,008,538
Pfizer, Inc., 4.13%, 12/15/46		100	102,910
Valeant Pharmaceuticals International, Inc., 6.13%, 04/15/25(d)		200	175,500

			2,416,843

Real Estate Investment Trusts (REITs) — 0.9%
Hospitality Properties Trust, 4.50%, 06/15/23		135	138,450
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26		100	99,375
Omega Healthcare Investors, Inc., 4.95%, 04/01/24		300	306,164
Wyndham Worldwide Corp., 4.15%, 04/01/24		500	500,964

			1,044,953

Semiconductors & Semiconductor Equipment — 2.1%
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.63%, 01/15/24		1,200	1,169,573
Maxim Integrated Products, Inc., 3.38%, 03/15/23		1,000	992,811
NVIDIA Corp., 3.20%, 09/16/26		200	193,561

			2,355,945

Software — 0.1%
MSCI, Inc., 4.75%, 08/01/26(d)		100	99,250

Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.:
2.10%, 10/04/19(d)		115	113,499
3.60%, 10/15/20		1,000	1,011,486
Western Digital Corp., 7.38%, 04/01/23(d)		100	108,700

			1,233,685

Tobacco — 1.4%
Altria Group, Inc.:
2.63%, 01/14/20		500	498,457
3.88%, 09/16/46		100	93,003
BAT Capital Corp.(d):
2.30%, 08/14/20		285	279,836
2.76%, 08/15/22		255	247,694
3.22%, 08/15/24		200	192,957
Philip Morris International, Inc., 4.25%, 11/10/44		100	99,542

5

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Tobacco (continued)
Reynolds American, Inc., 5.70%, 08/15/35	USD	100	$113,891

			1,525,380

Wireless Telecommunication Services — 1.8%
American Tower Corp.:
3.50%, 01/31/23		500	500,087
4.40%, 02/15/26		400	408,733
Crown Castle International Corp.:
5.25%, 01/15/23		600	642,967
3.20%, 09/01/24		125	120,336
Sprint Communications, Inc., 6.00%, 11/15/22		300	296,250

			1,968,373

Total Corporate Bonds — 56.4% (Cost — $63,635,013)			62,792,291

Floating Rate Loan Interests — 0.0%

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc., Series F4 Term Loan B, (1 mo. LIBOR + 3.50%), 5.08%, 04/01/22(g)		16	16,183

Floating Rate Loan Interests — 0.0% (Cost — $16,052)			16,183

Foreign Agency Obligations — 0.9%
Indonesia Government International Bond, 3.50%, 01/11/28		300	284,951
Mexico Government International Bond, 4.15%, 03/28/27		575	574,138
Uruguay Government International Bond, 5.10%, 06/18/50		100	103,850

Total Foreign Agency Obligations — 0.9% (Cost — $977,633)			962,939

Municipal Bonds — 0.7%
Port Authority of New York & New Jersey, ARB, 192nd Series, 4.81%, 10/15/65		200	228,134
Port Authority of New York & New Jersey, RB, 4.82%, 06/01/45		200	212,920
University of California, Refunding RB, Series J, 4.13%, 05/15/45		350	356,695

Total Municipal Bonds — 0.7% (Cost — $750,000)			797,749

Security	Par (000)		Value
Non-Agency Mortgage-Backed Securities — 2.4%

Collateralized Mortgage Obligations — 0.4%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.50%), 3.34%, 10/25/34(c)	USD	88	$87,385
Bear Stearns Alternative A Trust, Series 2004-13, Class A2, (1 mo. LIBOR US + 0.88%), 2.50%, 11/25/34(c)		22	21,307
Citigroup Mortgage Loan Trust, Series 2013-A, Class A, 3.00%, 05/25/42(d)(e)		45	45,102
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19		17	17,024
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 3.87%, 03/26/36(d)(e)		76	76,301
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 08/15/50		90	92,237
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 3.71%, 11/25/34(e)		57	58,658
Series 2007-3, Class 3A1, 5.50%, 04/25/22		8	8,118

			406,132

Commercial Mortgage-Backed Securities — 2.0%
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class E, 5.11%, 10/12/42(e)		800	727,738
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.48%, 10/15/49		71	68,217
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.54%, 04/20/50(d)		99	98,367
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 02/10/34(d)		400	399,177
Eleven Madison Avenue Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(d)(e)		150	151,067
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(e)		170	171,675
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7(e):
Class AJ, 5.79%, 07/10/38		382	356,994
Class AM, 5.79%, 07/10/38		66	66,008

6

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/15/47	USD	200	$205,797
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45(e)		210	19,820

			2,264,860

Total Non-Agency Mortgage-Backed Securities — 2.4% (Cost — $2,856,862)			2,670,992

U.S. Government Sponsored Agency Securities — 39.5%
Agency Obligations — 0.2%
Fannie Mae, 6.63%, 11/15/30		100	135,054
Federal Farm Credit Banks, 3.13%, 02/06/30		100	98,235

			233,289
Collateralized Mortgage Obligations — 7.8%
Fannie Mae Connecticut Avenue Securities:
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 3.82%, 01/25/30(c)		250	256,325
Series 2017-C07, Class 2M2A, 4.12%, 05/25/30(e)		250	257,645
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 4.52%, 07/25/24(c)		111	118,180
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.07%, 01/25/29(c)		120	134,988
Series 2015-C01, Class 2M2, (1 mo. LIBOR US + 4.55%), 6.17%, 02/25/25(c)		504	547,681
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 6.52%, 11/25/24(c)		97	111,054
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 5.00%), 6.62%, 11/25/24(c)		191	215,304
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M2, (1 mo. LIBOR US + 2.90%), 4.52%, 07/25/28(c)		250	257,154
Series 2017-DNA3, Class M1, 2.37%, 03/25/30(e)		341	342,494
Series 2016-HQA3, Class M2, (1 mo. LIBOR US + 1.35%), 2.97%, 03/25/29(c)		250	254,078

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued):
Series 2014-DN1, Class M2, (1 mo. LIBOR US + 2.20%), 3.82%, 02/25/24(c)	USD	201	$207,207
Series 2016-DNA2, Class M2, (1 mo. LIBOR US + 2.20%), 3.82%, 10/25/28(c)		1,019	1,032,826
Series 2016-HQA2, Class M2, (1 mo. LIBOR US + 2.25%), 3.87%, 11/25/28(c)		730	747,612
Series 2015-HQA1, Class M2, (1 mo. LIBOR US + 2.65%), 4.27%, 03/25/28(c)		818	835,262
Series 2016-HQA1, Class M2, (1 mo. LIBOR US + 2.75%), 4.37%, 09/25/28(c)		600	616,308
Series 2015-HQA2, Class M2, (1 mo. LIBOR US + 2.80%), 4.42%, 05/25/28(c)		158	163,081
Series 2015-DNA3, Class M2, (1 mo. LIBOR US + 2.85%), 4.47%, 04/25/28(c)		809	838,565
Series 2015-HQ1, Class M3, (1 mo. LIBOR US + 3.80%), 5.42%, 03/25/25(c)		980	1,055,793
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 5.77%, 01/25/25(c)		476	515,015
Series 2014-DN4, Class M3, (1 mo. LIBOR US + 4.55%), 6.17%, 10/25/24(c)		214	237,882

			8,744,454
Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2:
Series K057, 2.57%, 07/25/26		250	238,402
Series K062, 3.41%, 12/25/26		520	525,612

			764,014
Mortgage-Backed Securities — 30.8%
Fannie Mae Mortgage-Backed Securities:
(11th District Cost of Funds + 1.25%), 1.99%, 9/01/34(c)		207	209,296
(6 mo. LIBOR US + 1.10%), 2.65%, 5/01/33(c)		10	10,395
(1 year CMT + 1.94%), 2.81%, 4/01/35(c)		17	17,083
(6 mo. LIBOR US + 1.36%), 2.89%, 10/01/32(c)		33	33,969
3.00%, 3/01/48(h)		1,450	1,404,457

7

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
(12 mo. LIBOR US + 1.36%), 3.11%, 4/01/35(c)	USD	107	$111,372
3.50%, 07/01/46 - 03/01/48(h)		3,029	3,026,427
4.00%, 3/01/48(h)		1,075	1,100,930
4.50%, 3/01/48(h)		7,890	8,259,412
5.00%, 08/01/35 - 03/01/48(h)		3,676	3,924,296
5.50%, 11/01/34 - 03/01/36		764	841,481
6.00%, 06/01/21 - 09/01/38		345	383,765
6.50%, 1/01/36		26	28,730
Freddie Mac Mortgage-Backed Securities:
(11th District Cost of Funds + 1.25%), 2.00%, 11/01/27(c)		108	108,896
(1 year CMT + 2.34%), 3.19%, 4/01/32(c)		36	38,429
3.50%, 9/01/47		2,965	2,967,580
(12 mo. LIBOR US + 1.79%), 3.54%, 9/01/32(c)		7	7,350
4.00%, 06/01/46 - 08/01/46		7,140	7,344,342
4.50%, 09/01/20 - 03/01/48(h)		56	58,877
5.00%, 7/01/23		20	20,954
5.50%, 11/01/37		1	983
6.00%, 10/01/21 - 04/01/38		42	44,744
6.50%, 9/01/38		2	2,435
Ginnie Mae Mortgage-Backed Securities:
3.00%, 3/01/48(h)		675	659,641
3.50%, 11/20/47 - 03/01/48(h)		3,203	3,223,838
4.00%, 3/01/48(h)		150	153,891
4.50%, 3/01/48(h)		200	207,903
6.50%, 12/20/37 - 07/15/38		92	104,545

			34,296,021

Total U.S. Government Sponsored Agency Securities — 39.5% (Cost — $44,322,402)			44,037,778

Total Long-Term Investments — 114.3% (Cost — $128,602,397)			127,332,098

Security		Shares	Value

Short-Term Securities — 1.8%

Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.61%(i)(j)		1,898,493	$1,898,493

Time Deposits — 0.1%
		Par (000)
Europe — 0.1%
Citibank, New York, (0.58)%, 03/01/18	EUR	109	133,527

Total Short-Term Securities — 1.8% (Cost — $2,032,020)			2,032,020

Total Investments Before TBA Sale Commitments — 116.1% (Cost — $130,634,417)			129,364,118

TBA Sale Commitments — (0.9%)

Mortgage-Backed Securities — (0.9%)
Fannie Mae Mortgage-Backed Securities(h):
3.00%, 03/13/48	USD	100	(96,859)
4.00%, 03/13/48		375	(384,045)
4.50%, 03/13/48		525	(549,581)

Total TBA Sale Commitments - (0.9%) (Proceeds — $1,030,067)			(1,030,485)

Total Investments, Net of TBA Sale Commitments — 115.2% (Cost — $129,604,350)			128,333,633
Liabilities in Excess of Other Assets — (15.2)%			(16,980,479)

Net Assets — 100.0%			$111,353,154

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Floating rate security. Rate shown is the rate in effect as of period end.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)	Represents or includes a TBA transaction.

8

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock CoreAlpha Bond Fund

(i)	Annualized 7-day yield as of period end.
(j)	During the period ended February 28, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,010,343	(12,111,850)	1,898,493	$1,898,493	$15,849	$4	$—

(a)	Includes net capital gain distributions, if applicable.

For compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
RB	Revenue Bonds
VA	Department of Veterans Affairs

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Long U.S. Treasury Bond	18	06/20/18	$2,582	$21,822
Ultra Long U.S. Treasury Bond	63	06/20/18	9,820	122,973
5-Year U.S. Treasury Note	33	06/29/18	3,760	281

				145,076

Short Contracts:
10-Year U.S. Treasury Note	6	06/20/18	$720	$(1,438)
10-Year U.S. Ultra Long Treasury Note	18	06/20/18	2,305	(11,414)
2-Year U.S. Treasury Note	12	06/29/18	2,550	230

				(12,622)

				$132,454

9

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock CoreAlpha Bond Fund

OTC Inflation Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference/Rate	Frequency	Rate/Reference	Frequency
2.03%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Barclays Bank PLC	12/19/22	USD	2,540	$26,885	$—	$26,885
2.14%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Citibank N.A.	02/15/23	USD	2,340	11,817	—	11,817

								$38,702	$—	$38,702

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$—	$—	$1	$1
Asset-Backed Securities	—	16,054,165	—	16,054,165
Corporate Bonds	—	62,792,291	—	62,792,291
Floating Rate Loan Interests	—	16,183	—	16,183
Foreign Agency Obligations	—	962,939	—	962,939
Municipal Bonds	—	797,749	—	797,749
Non-Agency Mortgage-Backed Securities	—	2,670,992	—	2,670,992

10

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock CoreAlpha Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments: (continued)
U.S. Government Sponsored Agency Securities	$—	$44,037,778	$—	$44,037,778
Short-Term Securities:
Money Market Funds	1,898,493	—	—	1,898,493
Time Deposits	—	133,527	—	133,527
Liabilities:
Investments:
TBA Sale Commitments	—	(1,030,485)	—	(1,030,485)

	$1,898,493	$126,435,139	$1	$128,333,633

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$145,076	$38,702	$—	$183,778
Liabilities:
Interest rate contracts	(12,622)	—	—	(12,622)

	$132,454	$38,702	$—	$171,156

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2018, there were no transfers between levels.

11

Schedule of Investments (unaudited) February 28, 2018	FDP BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 95.0%

Aerospace & Defense — 1.6%
Lockheed Martin Corp.	1,395	$491,654
Northrop Grumman Corp.	2,235	782,339

		1,273,993
Banks — 18.6%
Bank of America Corp.	108,767	3,491,421
Citigroup, Inc.	39,175	2,957,321
JPMorgan Chase & Co.	30,316	3,501,498
KeyCorp	22,635	478,277
Regions Financial Corp.	4,645	90,159
SunTrust Banks, Inc.	12,740	889,762
U.S. Bancorp	20,276	1,102,203
Wells Fargo & Co.	41,312	2,413,034

		14,923,675
Beverages — 2.1%
Diageo PLC	29,175	989,924
Dr. Pepper Snapple Group, Inc.	6,070	705,637

		1,695,561
Capital Markets — 3.8%
Charles Schwab Corp.	8,555	453,586
Goldman Sachs Group, Inc.	4,127	1,085,112
Morgan Stanley	26,528	1,486,099

		3,024,797
Chemicals — 1.3%
DowDuPont, Inc.	14,915	1,048,525

Communications Equipment — 1.4%
Cisco Systems, Inc.	9,440	422,723
Motorola Solutions, Inc.	6,485	688,383

		1,111,106
Construction Materials — 0.6%
CRH PLC	15,180	498,489

Diversified Telecommunication Services — 2.5%
BCE, Inc.	4,735	206,588
Verizon Communications, Inc.	37,365	1,783,805

		1,990,393
Electric Utilities — 3.4%
Edison International	3,478	210,732
FirstEnergy Corp.	27,249	880,960
NextEra Energy, Inc.	5,093	774,900

Security	Shares	Value
Electric Utilities (continued)
PG&E Corp.	20,450	$840,291

		2,706,883
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	5,955	434,298

Energy Equipment & Services — 0.3%
Halliburton Co.	5,032	233,585

Food & Staples Retailing — 1.3%
CVS Health Corp.	5,940	402,316
Kroger Co.	24,255	657,796

		1,060,112
Food Products — 1.4%
Danone SA	2,560	204,176
General Mills, Inc.	8,265	417,796
Kellogg Co.	6,980	462,076

		1,084,048
Health Care Equipment & Supplies — 3.0%
Koninklijke Philips NV	30,340	1,156,285
Medtronic PLC	12,251	978,732
Smith & Nephew PLC	16,820	293,658

		2,428,675
Health Care Providers & Services — 7.3%
Aetna, Inc.	5,925	1,049,081
Anthem, Inc.	8,387	1,974,132
Cardinal Health, Inc.	9,098	629,673
Humana, Inc.	1,205	327,543
McKesson Corp.	4,980	743,165
Quest Diagnostics, Inc.	4,105	423,020
UnitedHealth Group, Inc.	3,330	753,113

		5,899,727
Household Products — 0.8%
Procter & Gamble Co.	7,970	625,804

Industrial Conglomerates — 2.7%
3M Co.	1,365	321,471
General Electric Co.	60,746	857,126
Honeywell International, Inc.	6,425	970,882

		2,149,479
Insurance — 6.0%
American International Group, Inc.	27,459	1,574,499
Brighthouse Financial, Inc.(a)	1,718	93,236
Lincoln National Corp.	2,030	154,625
Marsh & McLennan Cos., Inc.	7,245	601,480
MetLife, Inc.	25,438	1,174,981
Prudential Financial, Inc.	2,710	288,127

1

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Travelers Cos., Inc.	6,855	$952,845

		4,839,793
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	3,630	297,733

Leisure Products — 0.5%
Mattel, Inc.	24,450	388,755

Machinery — 0.4%
Pentair PLC	4,800	329,712

Media — 2.4%
Comcast Corp., Class A	32,432	1,174,363
Interpublic Group of Cos., Inc.	25,735	602,199
Publicis Groupe SA	1,810	136,128

		1,912,690
Multi-Utilities — 1.0%
Public Service Enterprise Group, Inc.	17,375	841,471

Multiline Retail — 0.5%
Dollar General Corp.	4,480	423,763

Oil, Gas & Consumable Fuels — 10.1%
BP PLC	118,330	769,116
Chevron Corp.	5,153	576,724
Devon Energy Corp.	5,101	156,448
Hess Corp.	15,913	722,768
Marathon Oil Corp.	35,646	517,580
Marathon Petroleum Corp.	8,575	549,314
Pioneer Natural Resources Co.	892	151,845
Plains All American Pipeline LP	5,620	118,582
Royal Dutch Shell PLC — ADR, Class A	27,805	1,759,222
Suncor Energy, Inc.	43,354	1,427,214
TOTAL SA — ADR	21,695	1,229,890
Williams Cos., Inc.	3,905	108,403

		8,087,106
Paper & Forest Products — 0.4%
International Paper Co.	5,040	300,334

Personal Products — 0.7%
Unilever NV — NY Shares	10,468	547,476

Pharmaceuticals — 8.0%
AstraZeneca PLC	21,610	1,414,422
Bayer AG, Registered Shares	2,755	321,498
Merck & Co., Inc.	20,914	1,133,957
Novo Nordisk A/S — ADR	12,595	648,391

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	81,127	$2,945,721

		6,463,989
Professional Services — 1.2%
Experian PLC	23,510	501,902
Nielsen Holdings PLC	13,460	439,200

		941,102
Road & Rail — 0.6%
Union Pacific Corp.	3,650	475,413

Semiconductors & Semiconductor Equipment — 1.8%
QUALCOMM, Inc.	15,669	1,018,485
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	10,310	446,938

		1,465,423
Software — 6.0%
Constellation Software, Inc.	640	414,259
Microsoft Corp.	20,703	1,941,320
Oracle Corp.	48,805	2,472,950

		4,828,529
Specialty Retail — 0.5%
Lowe’s Cos., Inc.	4,825	432,272

Technology Hardware, Storage & Peripherals — 0.8%
Lenovo Group Ltd.	506,000	262,583
Samsung Electronics Co., Ltd., — GDR	350	383,950

		646,533
Tobacco — 0.9%
Altria Group, Inc.	7,555	475,587
British American Tobacco PLC	3,950	233,139

		708,726
Wireless Telecommunication Services — 0.2%
SK Telecom Co. Ltd. — ADR	8,090	196,992

Total Long-Term Investments — 95.0% (Cost — $61,252,555)		76,316,962

2

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Short-Term Securities— 4.7%

Money Market Funds— 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.61%(b)(c)		3,733,529	$3,733,529

	Par (000)

Time Deposits — 0.0%

United Kingdom — 0.0%
Brown Brother Harriman & Co., 0.23%, 03/01/18	GBP	1	1,013

Security	Value

Total Short-Term Securities — 4.7% (Cost — $3,734,542)	$3,734,542

Total Investments — 99.7% (Cost — $64,987,097)	$80,051,504
Other Assets Less Liabilities — 0.3%	263,490

Net Assets — 100.0%	$80,314,994

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	During the period ended February 28, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 05/31/17	Shares Purchased		Shares Sold	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	3,733,529	(b)	—	3,733,529	$3,733,529	$11,811	$10	$—
PNC Financial Services Group, Inc.	500	—		(500)	—	—	750	40,418	(31,958)

						$3,733,529	$12,561	$40,428	$(31,958)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt

3

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$1,273,993	$—	$—	$1,273,993
Banks	14,923,675	—	—	14,923,675
Beverages	705,637	989,924	—	1,695,561
Capital Markets	3,024,797	—	—	3,024,797
Chemicals	1,048,525	—	—	1,048,525
Communications Equipment	1,111,106	—	—	1,111,106
Construction Materials	—	498,489	—	498,489
Diversified Telecommunication Services	1,990,393	—	—	1,990,393
Electric Utilities	2,706,883	—	—	2,706,883
Electronic Equipment, Instruments & Components	434,298	—	—	434,298
Energy Equipment & Services	233,585	—	—	233,585
Food & Staples Retailing	1,060,112	—	—	1,060,112
Food Products	879,872	204,176	—	1,084,048
Health Care Equipment & Supplies	978,732	1,449,943	—	2,428,675
Health Care Providers & Services	5,899,727	—	—	5,899,727
Household Products	625,804	—	—	625,804

4

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock Equity Dividend Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks (continued):
Industrial Conglomerates	$2,149,479	$—	$—	$2,149,479
Insurance	4,839,793	—	—	4,839,793
IT Services	297,733	—	—	297,733
Leisure Products	388,755	—	—	388,755
Machinery	329,712	—	—	329,712
Media	1,776,562	136,128	—	1,912,690
Multi-Utilities	841,471	—	—	841,471
Multiline Retail	423,763	—	—	423,763
Oil, Gas & Consumable Fuels	7,199,408	887,698	—	8,087,106
Paper & Forest Products	300,334	—	—	300,334
Personal Products	547,476	—	—	547,476
Pharmaceuticals	4,728,069	1,735,920	—	6,463,989
Professional Services	439,200	501,902	—	941,102
Road & Rail	475,413	—	—	475,413
Semiconductors & Semiconductor Equipment	1,465,423	—	—	1,465,423
Software	4,828,529	—	—	4,828,529
Specialty Retail	432,272	—	—	432,272
Technology Hardware, Storage & Peripherals	383,950	262,583	—	646,533
Tobacco	475,587	233,139	—	708,726
Wireless Telecommunication Services	196,992	—	—	196,992
Short-Term Securities:
Money Market Funds	3,733,529	—	—	3,733,529
Time Deposits	—	1,013	—	1,013

	$73,150,589	$6,900,915	$—	$80,051,504

During the period ended February 28, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) February 28, 2018	FDP BlackRock International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.2%

Argentina — 1.0%
Banco Macro SA — ADR	8,493	$960,642

Brazil — 3.7%
Cielo SA	264,612	1,971,408
Itau Unibanco Holding SA, Preference Shares	3,999	62,050
Vale SA — ADR	102,008	1,400,570

		3,434,028
China — 9.4%
Bank of China Ltd., Class H	8,407,000	4,521,045
NetEase, Inc. — ADR	8,284	2,430,111
Ping An Insurance Group Co. of China Ltd., Class H	163,500	1,722,195

		8,673,351
France — 7.8%
Arkema SA	24,483	3,194,997
Engie SA	260,976	4,070,275

		7,265,272
Germany — 4.0%
Bayer AG, Registered Shares	31,902	3,722,839

Hong Kong — 1.9%
Nine Dragons Paper Holdings Ltd.	980,000	1,743,751

India — 2.9%
ICICI Bank Ltd.	563,192	2,666,891

Indonesia — 1.8%
Bank Mandiri Persero Tbk PT	2,825,500	1,699,656

Italy — 2.7%
Intesa Sanpaolo SpA	660,942	2,479,719

Japan — 11.0%
Omron Corp.	40,500	2,383,521
Sony Corp.	88,000	4,434,332
Trend Micro, Inc.	60,100	3,389,792

		10,207,645
Netherlands — 5.4%
Aegon NV	503,977	3,498,885

Security	Shares	Value
Netherlands (continued)
ASML Holding NV	7,823	$1,525,670

		5,024,555
Portugal — 2.3%
Banco Comercial Portugues SA, Class R(a)	6,033,752	2,151,466

Singapore — 1.3%
Sea Ltd., ADR(a)	107,078	1,173,575

Spain — 10.3%
Banco Bilbao Vizcaya Argentaria SA	540,522	4,496,954
CaixaBank SA	492,764	2,392,494
Industria de Diseno Textil SA	87,960	2,663,092

		9,552,540
Switzerland — 3.1%
Cie Financiere Richemont SA, Registered Shares	32,467	2,847,047

United Kingdom — 21.3%
British American Tobacco PLC	61,611	3,636,433
BT Group PLC	570,295	1,882,079
Burberry Group PLC	101,381	2,127,460
Diageo PLC	101,668	3,449,650
Imperial Brands PLC	90,339	3,243,469
ITV PLC	1,125,174	2,466,547
TechnipFMC PLC	101,341	2,920,648

		19,726,286
United States — 6.3%
BioMarin Pharmaceutical, Inc.(a)	33,642	2,730,721
Schlumberger Ltd.	47,084	3,090,594

		5,821,315

Total Long-Term Investments — 96.2% (Cost — $87,976,202)		89,150,578

Short-Term Securities — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.61%(b)(c)	2,523,005	2,523,005

Total Short-Term Securities — 2.7% (Cost — $2,523,005)		2,523,005

Total Investments — 98.9% (Cost — $90,499,207)		91,673,583
Other Assets Less Liabilities — 1.1%		1,028,692

Net Assets — 100.0%		$92,702,275

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock International Fund

(c)	During the period ended February 28, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 05/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,523,005	2,523,005	$2,523,005	$5,663	$4	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2

Schedule of Investments (unaudited) (continued) February 28, 2018	FDP BlackRock International Fund

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$960,642	$—	$—	$960,642
Brazil	3,434,028	—	—	3,434,028
China	2,430,111	6,243,240	—	8,673,351
France	—	7,265,272	—	7,265,272
Germany	—	3,722,839	—	3,722,839
Hong Kong	—	1,743,751	—	1,743,751
India	—	2,666,891	—	2,666,891
Indonesia	—	1,699,656	—	1,699,656
Italy	—	2,479,719	—	2,479,719
Japan	—	10,207,645	—	10,207,645
Netherlands	—	5,024,555	—	5,024,555
Portugal	—	2,151,466	—	2,151,466
Singapore	1,173,575	—	—	1,173,575
Spain	—	9,552,540	—	9,552,540
Switzerland	—	2,847,047	—	2,847,047
United Kingdom	2,920,648	16,805,638	—	19,726,286
United States	5,821,315	—	—	5,821,315
Short-Term Securities	2,523,005	—	—	2,523,005

	$19,263,324	$72,410,259	$—	$91,673,583

During the period ended February 28, 2018, there were no transfers between levels.

3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of FDP Series, Inc.

Date: April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: April 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: April 18, 2018